Corporate general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Corporate general and administrative expenses [abstract]
Schedule of Corporate General and Administrative Expenses
The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Salaries and employee benefits	$2,456	$2,847
Directors’ fees	366	379
Share-based payments	4,028	3,671
Professional fees	788	809
Office and general	1,496	2,005
	$9,134	$9,711